Business acquisition - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Business acquisition [Line Items]
Cash paid for acquisition	$ 4,772	¥ 33,216	¥ 2,660	¥ 111
2019 Travel Agencies [Member]
Business acquisition [Line Items]
Total purchase price		59,981
Cash consideration		52,640
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target		7,341
2018 Travel Agencies [Member]
Business acquisition [Line Items]
Total purchase price			20,234
Cash consideration			9,852
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target			10,382
Total unpaid consideration		4,271
2016 Travel Agencies [Member]
Business acquisition [Line Items]
Total purchase price					¥ 28,077
Cash consideration		3,100	3,600	3,600	16,507
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target					¥ 11,570
Total unpaid consideration		4,100
Upward adjustment of fair value of contigent			730	¥ 1,030
2015 Travel Agencies [Member]
Business acquisition [Line Items]
Total purchase price						¥ 115,498
Cash consideration		7,021	3,200			100,163
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target						¥ 15,335
Upward adjustment of fair value of contigent		¥ 5,972	¥ 4,542
Offline Travel Agencies [Member]
Business acquisition [Line Items]
Equity interests acquired		51.00%
Online Travel Agencies [Member]
Business acquisition [Line Items]
Equity interests acquired		63.51%	80.00%
Offline travel agency, one [Member]
Business acquisition [Line Items]
Equity interests acquired					100.00%	100.00%
Offline travel agency, two [Member]
Business acquisition [Line Items]
Equity interests acquired						100.00%
Offline travel agency, three [Member]
Business acquisition [Line Items]
Equity interests acquired						75.02%
Offline travel agency, four [Member]
Business acquisition [Line Items]
Equity interests acquired						80.00%